Business Combinations - Narrative (Details) - Delta Lloyd Deutschland - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Percent of company acquired	100.00%
Acquired intercompany loans	$ 50
Cash purchase price	$ 74
Revenue of the acquiree		$ 129
Net income of the acquiree		6
Transaction costs		$ 15	$ 7